Warrant Liability - Fair Value of Warrant Liabilities (Details) - GRAF INDUSTRIAL CORP. - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 18, 2020	Dec. 31, 2018	Dec. 31, 2019
Warrant liabilities	$ 32,502,650	$ 0	$ 15,136,749
Issuance of Public and Private Warrants		18,584,922
Change in fair value of warrant liabilities	2,800,110	(3,448,173)	17,365,901
Warrant liabilities	$ 0	$ 15,136,749	$ 32,502,650